Financial Assets at Amortized Cost - Additional Information (Details) - GBP (£)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Financial Assets [Line Items]
Current financial assets at amortized cost		£ 16,328,000
U.S.Treasury Bills
Disclosure of Financial Assets [Line Items]
Current financial assets at amortized cost		16,328,000
U.S.Treasury Bills | Other than Trade Receivables
Disclosure of Financial Assets [Line Items]
Current financial assets at amortized cost	£ 0	£ 16,300,000